Note 23 - Wilson Bank Holding Company - Parent Company Financial Information - Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net earnings	$ 53,020	$ 49,426	$ 38,492
Adjustments to reconcile net earnings to net cash used in operating activities:
Share based compensation expense	1,864	1,428	1,180
Other liabilities	(2,602)	(383)	1,596
Total adjustments	20,187	12,022	11,746
NET CASH PROVIDED BY OPERATING ACTIVITIES	73,207	61,448	50,238
NET CASH USED IN INVESTING ACTIVITIES	(758,902)	(530,462)	(397,752)
Cash dividends paid on common stock	(20,880)	(14,909)	(13,013)
Issuance of common stock related to exercise of stock options	635	862	718
NET CASH PROVIDED BY FINANCING ACTIVITIES	337,066	583,576	526,600
Net increase (decrease) in cash and cash equivalents	(348,629)	114,562	179,086
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	453,418	338,856	159,770
CASH AND CASH EQUIVALENTS - END OF YEAR	104,789	453,418	338,856
Parent Company [Member]
Net earnings	53,042	49,426	38,492
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(54,851)	(50,867)	(39,559)
Decrease (increase) in refundable income taxes	(176)	(120)	(110)
Increase in deferred taxes	(195)	(174)	(229)
Share based compensation expense	1,866	1,428	1,180
Other liabilities	14	113	0
Total adjustments	(53,342)	(49,620)	(38,718)
NET CASH PROVIDED BY OPERATING ACTIVITIES	(300)	(194)	(226)
Dividends received from commercial bank subsidiary	4,200	4,300	5,000
NET CASH USED IN INVESTING ACTIVITIES	4,200	4,300	5,000
Payments made to stock appreciation rights holders	(644)	(515)	(53)
Cash dividends paid on common stock	(20,880)	(14,909)	(13,013)
Proceeds from sale of stock pursuant to dividend reinvestment plan	16,117	11,188	10,056
Issuance of common stock related to exercise of stock options	635	862	718
NET CASH PROVIDED BY FINANCING ACTIVITIES	(4,772)	(3,374)	(2,292)
Net increase (decrease) in cash and cash equivalents	(872)	732	2,482
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	5,113	4,381	1,899
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 4,241	$ 5,113	$ 4,381